Lease (Tables)	6 Months Ended
May 31, 2023
Lease
Schedule of operating lease assets and liabilities
	May 31, 2023	November 30, 2022

Assets:
Operating lease right-of-use asset	$75,204	$151,471

Liabilities:
Current:
Operating lease liability	$84,466	$165,441

Total lease liability	$84,466	$165,441

Schedule of Lease terms and discount rates
May 31, 2023

Remaining lease term (months)	6
Estimated incremental borrowing rate	11.4%

Schedule of Future minimum lease payments
May 31, 2023
Lease payments for remainder of year	$87,293
Less imputed interest	2,827
Present value of lease liabilities	$84,466